DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of outstanding balances and total commitments under the Funding Agreements
As of December 31, 2015 and 2014, the outstanding balances and total commitments under the Financing Agreements consisted of the following ($ in thousands):

	As of December 31,
	2015			2014
	Outstanding Balance	Total Commitment		Outstanding Balance	Total Commitment
Wells Fargo Facility	$101,473	$225,000		$120,766	$225,000
Citibank Facility	112,827	250,000		93,432	250,000
Capital One Facility	—	—	(1)	—	100,000
BAML Facility	—	50,000		—	—
March 2014 CNB Facility	—	50,000		42,000	50,000
July 2014 CNB Facility	66,200	75,000		75,000	75,000
MetLife Facility	109,474	180,000		144,673	180,000
April 2014 UBS Facility	75,558	140,000		19,685	140,000
December 2014 UBS Facility	57,243	57,243		57,243	57,243
ASAP Line of Credit	—	80,000	(2)	58,469	80,000	(2)
BAML Line of Credit	24,806	135,000	(3)	134,696	180,000	(3)
Secured Term Loan	75,000	155,000		—	—
Total	$622,581	$1,397,243		$745,964	$1,337,243
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(1)
The secured revolving funding facility with Capital One, National Association (as amended, the “Capital One Facility”) matured on May 18, 2015. The Capital One Facility has been repaid in full and its term was not extended.

(2)	The commitment amount is subject to change at any time at Fannie Mae's discretion.

(3)
In November 2014, the BAML Line of Credit's (defined below) commitment size temporarily increased from $80.0 million to $180.0 million for the period November 25, 2014 through January 26, 2015. In February 2015, the BAML Line of Credit's commitment size increased from $80.0 million to $135.0 million. In April 2015, the BAML Line of Credit's commitment size temporarily increased from $135.0 million to $185.0 million for the period April 15, 2015 to June 1, 2015.

Schedule of principal maturities of the Company's secured funding agreements and the 2015 Convertible Notes
At December 31, 2015, approximate principal maturities of the Company's Financing Agreements are as follows ($ in thousands):

	Wells Fargo Facility	Citibank Facility	BAML Facility	March 2014 CNB Facility	July 2014 CNB Facility	MetLife Facility	April 2014 UBS Facility	December 2014 UBS Facility	Secured Term Loan	ASAP Line of Credit	BAML Line of Credit	Total
2016	$101,473	$112,827	$—	$—	$66,200	$—	$—	$57,243	$—	$—	$24,806	$362,549
2017	—	—	—	—	—	109,474	—	—	—	—	—	109,474
2018	—	—	—	—	—	—	75,558	—	75,000	—	—	150,558
2019	—	—	—	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—	—	—	—
Thereafter	—	—	—	—	—	—	—	—	—	—	—	—
	$101,473	$112,827	$—	$—	$66,200	$109,474	$75,558	$57,243	$75,000	$—	$24,806	$622,581